Risk Management (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total exposure	R$ 3,321,489	R$ 3,563,170
Percentage of decrease in currency due to debt	7.10%
Liabilities related to exchange rate variation of borrowings and financing contracts	R$ 251,709	2,811
Income before taxes	332,149	356,317
Effects on profit for the year before taxes	R$ 149,049	R$ 141,854
Leverage ratio	37.00%	37.00%
Financial instrument assets receivables from related parties	R$ 818,552	R$ 806,645
Reimbursement of additional retirement and pension plan	R$ 741,910	R$ 732,391